Investment Risks - Tema Electrification ETF	Dec. 11, 2025
Industry Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Industry Concentration Risk. Because the Fund's assets may be concentrated in securities of companies (i.e., invest 25% or more of its total assets) in an industry or group of industries related to electricity including energy and utilities, the Fund is subject to loss due to adverse occurrences that may affect a particular industry or group of industries.

Electricity Related Companies Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Electricity Related Companies Risk. General risks of companies involved with supplying raw materials for, manufacturing equipment for, generating, storing, supplying and transmitting electricity include, changes in regulations, the general state of the economy, intense competition, consolidation, domestic and international politics, and excess capacity.